UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 to June 30, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2022

Classes I and S

Strategic Allocation Funds-of-Funds

■	Voya Strategic Allocation Conservative Portfolio
■	Voya Strategic Allocation Moderate Portfolio
■	Voya Strategic Allocation Growth Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**
Voya Strategic Allocation Conservative Portfolio
Class I	$1,000.00	$844.90	0.29%	$1.33	$1,000.00	$1,023.36	0.29%	$1.45
Class S	1,000.00	843.50	0.54	2.47	1,000.00	1,022.12	0.54	2.71
Voya Strategic Allocation Moderate Portfolio
Class I	$1,000.00	$820.50	0.32%	$1.44	$1,000.00	$1,023.21	0.32%	$1.61
Class S	1,000.00	819.50	0.57	2.57	1,000.00	1,021.97	0.57	2.86
Voya Strategic Allocation Growth Portfolio
Class I	$1,000.00	$799.80	0.32%	$1.43	$1,000.00	$1,023.21	0.32%	$1.61
Class S	1,000.00	799.10	0.57	2.54	1,000.00	1,021.97	0.57	2.86

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Moderate Portfolio	Voya Strategic Allocation Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$56,110,543	$106,520,056	$110,245,300
Investments in unaffiliated underlying funds at fair value**	4,884,541	9,264,967	12,268,146
Cash	64,512	137,718	155,661
Cash collateral for futures contracts	—	223,328	243,016
Receivables:
Investments in affiliated underlying funds sold	71,208	—	—
Fund shares sold	2,118	101,705	46,948
Variation margin on futures contracts	—	31,398	34,248
Prepaid expenses	795	1,507	1,636
Reimbursement due from Investment Adviser	—	—	2,867
Other assets	6,942	12,581	12,291
Total assets	61,140,659	116,293,260	123,010,113
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	100,011	46,847
Payable for investments in unaffiliated underlying funds purchased	33,502	108,494	125,614
Payable for fund shares redeemed	73,356	1,901	318
Payable for investment management fees	10,475	19,096	20,708
Payable for distribution and shareholder service fees	656	273	474
Payable for directors fees	170	326	349
Payable to directors under the deferred compensation plan (Note 6)	6,942	12,581	12,291
Other accrued expenses and liabilities	38,311	55,798	59,735
Total liabilities	163,412	298,480	266,336
NET ASSETS	$60,977,247	$115,994,780	$122,743,777
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$65,866,273	$122,382,451	$127,075,665
Total distributable loss	(4,889,026)	(6,387,671)	(4,331,888)
NET ASSETS	$60,977,247	$115,994,780	$122,743,777

* Cost of investments in affiliated underlying funds	$59,069,432	$109,213,222	$110,855,064
** Cost of investments in unaffiliated underlying funds	$4,734,755	$10,112,699	$12,454,055

Class I
Net assets	$57,834,285	$114,692,801	$120,489,446
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,430,310	9,882,993	10,128,310
Net asset value and redemption price per share	$10.65	$11.61	$11.90

Class S
Net assets	$3,142,962	$1,301,979	$2,254,331
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	298,083	112,739	191,584
Net asset value and redemption price per share	$10.54	$11.55	$11.77

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Moderate Portfolio	Voya Strategic Allocation Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$407,907	$432,389	$231,874
Dividends from unaffiliated underlying funds	46,638	85,894	74,412
Total investment income	454,545	518,283	306,286
EXPENSES:
Investment management fees	66,666	126,463	137,354
Distribution and shareholder service fees:
Class S	4,274	1,802	3,108
Transfer agent fees:
Class I	23,579	46,153	54,500
Class S	1,257	521	1,000
Shareholder reporting expense	3,620	5,792	6,669
Registration fees	65	53	—
Professional fees	5,792	14,480	17,150
Custody and accounting expense	6,335	7,602	8,145
Directors fees	852	1,626	1,745
Miscellaneous expense	4,124	5,254	4,154
Interest expense	162	—	—
Total expenses	116,726	209,746	233,825
Waived and reimbursed fees	(13,343)	—	(7,447)
Net expenses	103,383	209,746	226,378
Net investment income	351,162	308,537	79,908
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(1,414,074)	(802,415)	(2,262,795)
Sale of unaffiliated underlying funds	740,968	(83,226)	810,646
Futures	—	305,308	344,459
Net realized loss	(673,106)	(580,333)	(1,107,690)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(9,624,791)	(22,454,066)	(26,525,571)
Unaffiliated underlying funds	(1,535,088)	(3,056,997)	(3,557,590)
Futures	—	(27,656)	(29,156)
Net change in unrealized appreciation (depreciation)	(11,159,879)	(25,538,719)	(30,112,317)
Net realized and unrealized loss	(11,832,985)	(26,119,052)	(31,220,007)
Decrease in net assets resulting from operations	$(11,481,823)	$(25,810,515)	$(31,140,099)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Allocation Conservative Portfolio		Voya Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$351,162	$1,478,827	$308,537	$2,223,479
Net realized gain (loss)	(673,106)	5,785,686	(580,333)	13,903,477
Net change in unrealized appreciation (depreciation)	(11,159,879)	(799,073)	(25,538,719)	1,786,848
Increase (decrease) in net assets resulting from operations	(11,481,823)	6,465,440	(25,810,515)	17,913,804
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(7,001,681)	(1,965,059)	(15,985,509)	(7,361,065)
Class S	(369,519)	(98,241)	(178,170)	(80,773)
Total distributions	(7,371,200)	(2,063,300)	(16,163,679)	(7,441,838)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,005,033	8,546,135	2,534,210	7,909,864
Reinvestment of distributions	7,371,200	2,063,300	16,163,679	7,441,838
	11,376,233	10,609,435	18,697,889	15,351,702
Cost of shares redeemed	(6,768,233)	(10,344,216)	(5,695,998)	(13,343,829)
Net increase in net assets resulting from capital share transactions	4,608,000	265,219	13,001,891	2,007,873
Net increase (decrease) in net assets	(14,245,023)	4,667,359	(28,972,303)	12,479,839
NET ASSETS:
Beginning of year or period	75,222,270	70,554,911	144,967,083	132,487,244
End of year or period	$60,977,247	$75,222,270	$115,994,780	$144,967,083

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$79,908	$2,043,930
Net realized gain (loss)	(1,107,690)	18,890,159
Net change in unrealized appreciation (depreciation)	(30,112,317)	3,161,747
Increase (decrease) in net assets resulting from operations	(31,140,099)	24,095,836
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(20,520,510)	(5,750,466)
Class S	(376,391)	(104,047)
Total distributions	(20,896,901)	(5,854,513)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,221,597	6,920,238
Reinvestment of distributions	20,896,901	5,854,513
	24,118,498	12,774,751
Cost of shares redeemed	(6,790,446)	(16,951,362)
Net increase (decrease) in net assets resulting from capital share transactions	17,328,052	(4,176,611)
Net increase (decrease) in net assets	(34,708,948)	14,064,712
NET ASSETS:
Beginning of year or period	157,452,725	143,388,013
End of year or period	$122,743,777	$157,452,725

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Allocation Conservative Portfolio
Class I
06-30-22+	14.26	0.07	•	(2.26)	(2.18)	0.44	0.99	—	1.43	—	10.65	(15.51)	0.33	0.29	0.29	1.05	57,834	47
12-31-21	13.45	0.28	•	0.92	1.20	0.36	0.03	—	0.39	—	14.26	9.14	0.36	0.28	0.28	2.01	71,425	44
12-31-20	13.02	0.30	•	0.91	1.21	0.33	0.45	—	0.78	—	13.45	10.45	0.40	0.27	0.27	2.44	66,933	71
12-31-19	12.34	0.33		1.41	1.74	0.36	0.70	—	1.06	—	13.02	14.82	0.30	0.26	0.26	2.53	60,959	74
12-31-18	13.51	0.29	•	(0.80)	(0.51)	0.36	0.30	—	0.66	—	12.34	(4.03)	0.31	0.26	0.26	2.26	56,221	60
12-31-17	12.54	0.29	•	1.01	1.30	0.33	—	—	0.33	—	13.51	10.53	0.30	0.24	0.24	2.27	64,354	33
Class S
06-30-22+	14.11	0.05	•	(1.96)	(2.18)	0.40	0.99	—	1.39	—	10.54	(15.65)	0.58	0.54	0.54	1.80	3,143	47
12-31-21	13.31	0.24	•	0.92	1.16	0.33	0.03	—	0.36	—	14.11	8.91	0.61	0.53	0.53	1.76	3,797	44
12-31-20	12.89	0.30		0.87	1.17	0.30	0.45	—	0.75	—	13.31	10.19	0.65	0.52	0.52	2.20	3,622	71
12-31-19	12.23	0.30	•	1.39	1.69	0.33	0.70	—	1.03	—	12.89	14.47	0.55	0.51	0.51	2.36	3,572	74
12-31-18	13.39	0.26	•	(0.80)	(0.54)	0.32	0.30	—	0.62	—	12.23	(4.25)	0.56	0.51	0.51	2.02	2,670	60
12-31-17	12.44	0.26	•	0.99	1.25	0.30	—	—	0.30	—	13.39	10.18	0.55	0.49	0.49	2.04	3,171	33
Voya Strategic Allocation Moderate Portfolio
Class I
06-30-22+	16.36	0.03	•	(2.92)	(2.89)	0.43	1.43	—	1.86	—	11.61	(17.95)	0.32	0.32	0.32	0.48	114,693	33
12-31-21	15.21	0.25	•	1.77	2.02	0.37	0.50	—	0.87	—	16.36	13.84	0.33	0.33	0.33	1.60	143,341	44
12-31-20	14.62	0.30		1.31	1.61	0.33	0.69	—	1.02	—	15.21	12.73	0.37	0.30	0.30	2.08	131,004	53
12-31-19	13.59	0.29	•	2.18	2.47	0.41	1.03	—	1.44	—	14.62	19.26	0.30	0.28	0.28	2.07	126,475	57
12-31-18	14.80	0.29	•	(1.16)	(0.87)	0.34	—	—	0.34	—	13.59	(6.05)	0.28	0.25	0.25	1.96	117,049	48
12-31-17	13.18	0.29		1.60	1.89	0.27	—	—	0.27	—	14.80	14.49	0.28	0.23	0.23	2.00	144,135	32
Class S
06-30-22+	16.26	0.02	•	(2.91)	(2.89)	0.39	1.43	—	1.82	—	11.55	(18.05)	0.57	0.57	0.57	0.23	1,302	33
12-31-21	15.12	0.21	•	1.76	1.97	0.33	0.50	—	0.83	—	16.26	13.55	0.58	0.58	0.58	1.34	1,626	44
12-31-20	14.52	0.24	•	1.33	1.57	0.28	0.69	—	0.97	—	15.12	12.46	0.62	0.55	0.55	1.74	1,483	53
12-31-19	13.50	0.26		2.16	2.42	0.37	1.03	—	1.40	—	14.52	18.94	0.55	0.53	0.53	1.81	1,885	57
12-31-18	14.71	0.25	•	(1.16)	(0.91)	0.30	—	—	0.30	—	13.50	(6.31)	0.53	0.50	0.50	1.69	1,725	48
12-31-17	13.09	0.26		1.59	1.85	0.23	—	—	0.23	—	14.71	14.29	0.53	0.48	0.48	1.75	2,379	32
Voya Strategic Allocation Growth Portfolio
Class I
06-30-22+	17.81	0.01	•	(3.52)	(3.51)	0.48	1.92	—	2.40	—	11.90	(20.02)	0.33	0.32	0.32	0.12	120,489	25
12-31-21	15.80	0.23	•	2.44	2.67	0.33	0.33	—	0.66	—	17.81	17.35	0.36	0.32	0.32	1.35	154,678	42
12-31-20	15.62	0.26	•	1.49	1.75	0.32	1.25	—	1.57	—	15.80	14.40	0.39	0.29	0.29	1.87	140,657	56
12-31-19	14.40	0.28		2.79	3.07	0.43	1.42	—	1.85	—	15.62	22.84	0.30	0.26	0.26	1.76	130,989	66
12-31-18	16.03	0.28	•	(1.58)	(1.30)	0.33	—	—	0.33	—	14.40	(8.32)	0.27	0.23	0.23	1.77	114,461	45
12-31-17	13.84	0.27	•	2.18	2.45	0.26	—	—	0.26	—	16.03	17.88	0.26	0.21	0.21	1.79	143,509	32
Class S
06-30-22+	17.61	(0.01	)•	(3.47)	(3.48)	0.44	1.92	—	2.36	—	11.77	(20.09)	0.58	0.57	0.57	(0.13)	2,254	25
12-31-21	15.64	0.18	•	2.41	2.59	0.29	0.33	—	0.62	—	17.61	16.98	0.61	0.57	0.57	1.05	2,775	42
12-31-20	15.46	0.22	•	1.48	1.70	0.27	1.25	—	1.52	—	15.64	14.16	0.64	0.54	0.54	1.57	2,731	56
12-31-19	14.27	0.22	•	2.77	2.99	0.38	1.42	—	1.80	—	15.46	22.49	0.55	0.51	0.51	1.45	2,968	66
12-31-18	15.88	0.24	•	(1.56)	(1.32)	0.29	—	—	0.29	—	14.27	(8.50)	0.52	0.48	0.48	1.53	2,799	45
12-31-17	13.72	0.22		2.17	2.39	0.23	—	—	0.23	—	15.88	17.57	0.51	0.46	0.46	1.55	3,490	32

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on October 14, 1994. There are three active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Company: Voya Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”), and Voya Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), each a diversified series of the Company. Each Portfolio currently seeks to achieve its investment objective by investing primarily in other investment companies (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The two classes differ principally in the applicable distribution and service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-

Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio. Each Portfolio’s fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.

Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders.

Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.

Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2022, the Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Strategic Allocation Moderate and Strategic Allocation Growth had purchased and sold futures contracts on various equity indices. Strategic Allocation Moderate and Strategic Allocation Growth also purchased and sold futures contracts on Eurodollar and U.S. Treasury Notes. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2022, the below Portfolios had average notional values on futures contracts purchased and sold as disclosed below. The Portfolios did not have any open futures contracts at June 30, 2022.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Strategic Allocation Conservative did not enter into any futures contracts during the period ended June 30, 2022.

	Purchased	Sold
Strategic Allocation Moderate	$3,403,963	$3,358,400
Strategic Allocation Growth	3,508,971	3,552,758

H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2022, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$32,566,669	$34,924,227
Strategic Allocation Moderate	43,194,965	45,954,272
Strategic Allocation Growth	35,043,692	38,378,375

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.18% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds, 0.70% of each Portfolio’s average daily net assets invested in direct investments and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Strategic Allocation Conservative	9.40%
	Strategic Allocation Moderate	12.47
	Strategic Allocation Growth	8.75
Voya Retirement Insurance and Annuity Company	Strategic Allocation Conservative	84.60
	Strategic Allocation Moderate	84.38
	Strategic Allocation Growth	86.36

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Strategic Allocation Conservative	$24,725
Strategic Allocation Moderate	46,542
Strategic Allocation Growth	55,328

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser entered into written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)(2)	Class I	Class S
Strategic Allocation Conservative	0.71%	0.96%
Strategic Allocation Moderate	0.75%	1.00%
Strategic Allocation Growth	0.77%	1.02%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

The Expense Limitation Agreement is contractual through May 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Conservative
Class I
6/30/2022	325,730	—	644,129	(547,583)	422,276	3,993,817	—	7,001,681	(6,691,184)	4,304,314
12/31/2021	601,134	—	146,865	(717,231)	30,768	8,302,592	—	1,965,059	(9,953,209)	314,442
Class S
66/30/2022	902	—	34,310	(6,220)	28,992	11,216	—	369,519	(77,049)	303,686
12/31/2021	17,867	—	7,409	(28,316)	(3,040)	243,543	—	98,241	(391,007)	(49,223)
Strategic Allocation Moderate
Class I
66/30/2022	179,501	—	1,345,582	(404,119)	1,120,964	2,509,993	—	15,985,509	(5,638,433)	12,857,069
12/31/2021	496,729	—	492,379	(840,097)	149,011	7,864,093	—	7,361,065	(13,242,848)	1,982,310
Class S
66/30/2022	1,719	—	15,074	(4,022)	12,771	24,217	—	178,170	(57,565)	144,822
12/31/2021	2,928	—	5,425	(6,454)	1,899	45,771	—	80,773	(100,981)	25,563
Strategic Allocation Growth
Class I
66/30/2022	208,355	—	1,680,631	(447,850)	1,441,136	3,167,967	—	20,520,510	(6,779,246)	16,909,231
12/31/2021	401,780	—	357,838	(972,683)	(213,065)	6,811,201	—	5,750,466	(16,452,724)	(3,891,057)
Class S
66/30/2022	3,610	—	31,158	(739)	34,029	53,630	—	376,391	(11,200)	418,821
12/31/2021	6,516	—	6,536	(30,106)	(17,054)	109,037	—	104,047	(498,638)	(285,554)

NOTE 9 — LINE OF CREDIT

Effective June 13, 2022, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 9 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the six months ended June 30, 2022:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Strategic Allocation Conservative	2	$1,342,000	2.17%

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Strategic Allocation Conservative	$2,056,811	$6,489	$1,914,573	$1,918,776
Strategic Allocation Moderate	3,980,014	3,461,824	3,043,320	5,526,814
Strategic Allocation Growth	3,623,759	2,230,754	2,783,155	10,190,385

The tax-basis components of distributable earnings as of December 31, 2021 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
Strategic Allocation Conservative	$4,015,250	$3,354,065	$6,600,304	$(5,622)	$13,963,997
Strategic Allocation Moderate	5,030,927	11,131,139	20,198,519	(774,062)	35,586,523
Strategic Allocation Growth	6,030,463	14,863,651	27,618,111	(807,113)	47,705,112

At December 31, 2021, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2022, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 13 — MARKET DISRUPTION (continued)

U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTE 14 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.0%
10,885		iShares 20+ Year Treasury Bond ETF	$1,250,360	2.0
13,033		iShares Core S&P Small-Cap ETF	1,204,380	2.0
22,962		iShares MSCI Japan ETF	1,213,082	2.0
21,805		Schwab U.S. TIPS ETF	1,216,719	2.0

		Total Exchange-Traded Funds (Cost $4,734,755)	4,884,541	8.0

MUTUAL FUNDS: 92.0%
		Affiliated Investment Companies: 92.0%
323,680		Voya Global Bond Fund — Class R6	2,456,730	4.0
454,393		Voya High Yield Bond Fund — Class R6	3,026,260	5.0
1,995,663		Voya Intermediate Bond Fund — Class R6	17,851,805	29.3
141,124		Voya Large Cap Value Portfolio — Class R6	1,809,204	3.0
44,072		Voya Large-Cap Growth Fund — Class R6	1,809,168	3.0
730,413		Voya Limited Maturity Bond Portfolio — Class I	7,041,177	11.5
47,552	(1)	Voya MidCap Opportunities Portfolio — Class R6	601,054	1.0
134,706		Voya Multi-Manager Emerging Markets Equity Fund — Class I	1,202,923	2.0
104,837		Voya Multi-Manager International Equity Fund — Class I	900,554	1.5
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
259,188	Voya Multi-Manager International Factors Fund — Class I	$2,102,012	3.4
67,834	Voya Multi-Manager Mid Cap Value Fund — Class I	601,009	1.0
193,673	Voya U.S. Bond Index Portfolio — Class I	1,851,510	3.0
280,644	Voya U.S. High Dividend Low Volatility Fund — Class R6	3,033,757	5.0
431,864	Voya U.S. Stock Index Portfolio — Class I	7,548,974	12.4
236,079	VY® BrandywineGLOBAL — Bond Portfolio — Class I	2,474,103	4.0
24,110	VY® T. Rowe Price Growth Equity Portfolio — Class I	1,800,303	2.9

	Total Mutual Funds (Cost $59,069,432)	56,110,543	92.0
	Total Investments in Securities (Cost $63,804,187)	$60,995,084	100.0
	Liabilities in Excess of Other Assets	(17,837)	—
	Net Assets	$60,977,247	100.0

(1)	Non-income producing security.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,884,541	$—	$—	$4,884,541
Mutual Funds	56,110,543	—	—	56,110,543
Total Investments, at fair value	$60,995,084	$—	$—	$60,995,084

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/22	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class R6	$2,954,609	$287,388	$(299,009)	$(433,118)	$2,456,730	$—	$(31,646)	$—
Voya High Yield Bond Fund — Class R6	9,794,752	396,730	(6,340,755)	(824,467)	3,026,260	111,232	25,779	—
Voya Intermediate Bond Fund — Class R6	17,119,861	7,387,610	(4,465,675)	(2,160,027)	17,851,805	217,601	(384,772)	—
Voya Large Cap Value Portfolio — Class R6	—	2,193,429	(185,215)	(199,010)	1,809,204	—	(6,803)	—
Voya Large-Cap Growth Fund — Class R6	1,906,044	727,264	(219,800)	(604,340)	1,809,168	—	(36,527)	—
Voya Limited Maturity Bond Portfolio — Class I	3,716,334	5,818,413	(2,376,182)	(117,388)	7,041,177	28,075	(68,487)	—
Voya MidCap Opportunities Portfolio — Class R6	1,065,126	225,851	(473,411)	(216,512)	601,054	—	(108,552)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	1,433,411	272,174	(188,753)	(313,909)	1,202,923	—	(54,240)	—
Voya Multi-Manager International Equity Fund — Class I	1,832,057	260,541	(1,042,509)	(149,535)	900,554	—	(261,544)	—
Voya Multi-Manager International Factors Fund — Class I	3,351,626	260,526	(1,138,857)	(371,283)	2,102,012	—	(137,813)	—
Voya Multi-Manager Mid Cap Value Fund — Class I	1,159,655	86,232	(531,700)	(113,178)	601,009	—	(44,803)	—
Voya U.S. Bond Index Portfolio — Class I	5,210,873	250,553	(3,362,364)	(247,552)	1,851,510	35,829	(279,642)	—
Voya U.S. High Dividend Low Volatility Fund — Class R6	2,669,909	1,215,587	(565,964)	(285,775)	3,033,757	15,170	(15,183)	—
Voya U.S. Stock Index Portfolio — Class I	14,634,416	2,629,877	(6,963,463)	(2,751,856)	7,548,974	—	304,008	—
VY® BrandywineGLOBAL — Bond Portfolio — Class I	—	2,910,369	(338,232)	(98,034)	2,474,103	—	(17,950)	—
VY® T. Rowe Price Growth Equity Portfolio — Class I	2,951,457	828,472	(1,240,819)	(738,807)	1,800,303	—	(295,899)	—
	$69,800,130	$25,751,016	$(29,732,708)	$(9,624,791)	$56,110,543	$407,907	$(1,414,074)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $65,554,659.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,957,616
Gross Unrealized Depreciation	(6,517,191)
Net Unrealized Depreciation	$(4,559,575)

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.0%
20,709		iShares 20+ Year Treasury Bond ETF	$2,378,843	2.1
43,686		iShares MSCI Japan ETF	2,307,931	2.0
20,198		iShares Russell 2000 ETF	3,420,733	2.9
20,743		Schwab U.S. TIPS ETF	1,157,460	1.0

		Total Exchange-Traded Funds (Cost $10,112,699)	9,264,967	8.0

MUTUAL FUNDS: 91.8%
		Affiliated Investment Companies: 91.8%
3,019,329		Voya Intermediate Bond Fund — Class R6	27,008,804	23.3
627,846		Voya Large Cap Value Portfolio — Class R6	8,048,981	6.9
70,032		Voya Large-Cap Growth Fund — Class R6	2,874,830	2.5
484,955		Voya Limited Maturity Bond Portfolio — Class I	4,674,966	4.0
226,661	(1)	Voya MidCap Opportunities Portfolio — Class R6	2,864,992	2.5
385,125		Voya Multi-Manager Emerging Markets Equity Fund — Class I	3,439,164	3.0
400,019		Voya Multi-Manager International Equity Fund — Class I	3,436,160	2.9
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
565,053	Voya Multi-Manager International Factors Fund — Class I	$4,582,581	3.9
323,322	Voya Multi-Manager Mid Cap Value Fund — Class I	2,864,630	2.5
2,108,571	Voya U.S. Stock Index Portfolio — Class I	36,857,828	31.8
450,178	VY® BrandywineGLOBAL — Bond Portfolio — Class I	4,717,871	4.1
68,960	VY® T. Rowe Price Growth Equity Portfolio — Class I	5,149,249	4.4

	Total Mutual Funds (Cost $109,213,222)	106,520,056	91.8
	Total Investments in Securities (Cost $119,325,921)	$115,785,023	99.8
	Assets in Excess of Other Liabilities	209,757	0.2
	Net Assets	$115,994,780	100.0

(1)	Non-income producing security.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,264,967	$—	$—	$9,264,967
Mutual Funds	106,520,056	—	—	106,520,056
Total Investments, at fair value	$115,785,023	$—	$—	$115,785,023
Other Financial Instruments+
Futures	11,480	—	—	11,480
Total Assets	$115,796,503	$—	$—	$115,796,503
Liabilities Table
Other Financial Instruments+
Futures	$(39,136)	$—	$—	$(39,136)
Total Liabilities	$(39,136)	$—	$—	$(39,136)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/22	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class R6	$11,576,825	$62,194	$(9,600,328)	$(687,327)	$—	$50,825	$1,713,065	$—
Voya Intermediate Bond Fund — Class R6	25,781,112	12,167,371	(7,764,629)	(3,151,254)	27,008,804	337,950	(801,849)	—
Voya Large Cap Value Portfolio — Class R6	5,816,856	4,121,839	(1,087,474)	(802,240)	8,048,981	—	(23,029)	—
Voya Large-Cap Growth Fund — Class R6	3,660,398	524,301	(244,629)	(1,065,240)	2,874,830	—	(31,619)	—
Voya Limited Maturity Bond Portfolio — Class I	2,855,360	2,452,109	(517,847)	(114,656)	4,674,966	20,235	(23,246)	—
Voya MidCap Opportunities Portfolio — Class R6	3,409,118	791,122	(293,981)	(1,041,267)	2,864,992	—	(74,060)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	2,756,425	1,711,027	(222,535)	(805,753)	3,439,164	—	(73,199)	—
Voya Multi-Manager International Equity Fund — Class I	7,030,839	377,589	(2,789,649)	(1,182,619)	3,436,160	—	(336,130)	—
Voya Multi-Manager International Factors Fund — Class I	4,289,062	1,526,834	(383,125)	(850,190)	4,582,581	—	(41,840)	—
Voya Multi-Manager Mid Cap Value Fund — Class I	3,715,491	147,013	(446,173)	(551,701)	2,864,630	—	(60,113)	—
Voya U.S. Bond Index Portfolio — Class I	5,719,247	51,996	(5,605,356)	(165,887)	—	23,379	(261,548)	—
Voya U.S. High Dividend Low Volatility Fund — Class R6	—	—	—	—	—	—	—	—
Voya U.S. Stock Index Portfolio — Class I	53,435,261	2,351,668	(9,575,808)	(9,353,293)	36,857,828	—	(611,239)	—
VY® BrandywineGLOBAL — Bond Portfolio — Class I	—	5,527,898	(587,660)	(222,367)	4,717,871	—	(30,668)	—
VY® T. Rowe Price Growth Equity Portfolio — Class I	6,382,074	1,702,641	(475,194)	(2,460,272)	5,149,249	—	(146,940)	—
	$136,428,068	$33,515,602	$(39,594,388)	$(22,454,066)	$106,520,056	$432,389	$(802,415)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2022, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	10	09/19/22	$2,419,875	$(13,596)
U.S. Treasury 2-Year Note	8	09/30/22	1,680,125	7,052
			$4,100,000	$(6,544)
Short Contracts:
MSCI EAFE Index	(12)	09/16/22	(1,113,960)	(9,503)
MSCI Emerging Markets Index	(23)	09/16/22	(1,153,105)	4,428
S&P 500® E-Mini	(9)	09/16/22	(1,705,275)	(16,037)
			$(3,972,340)	$(21,112)

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2022 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$4,428
Interest rate contracts	Variation margin receivable on futures contracts*	7,052
Total Asset Derivatives		$11,480
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$25,540
Interest rate contracts	Variation margin payable on futures contracts*	13,596
Total Liability Derivatives		$39,136

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$326,440
Interest rate contracts	(21,132)
Total	$305,308

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(21,112)
Interest rate contracts	(6,544)
Total	$(27,656)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $121,097,566.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$5,695,805
Gross Unrealized Depreciation	(11,036,005)
Net Unrealized Depreciation	$(5,340,200)

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.0%
22,006		iShares 20+ Year Treasury Bond ETF	$2,527,829	2.1
46,421		iShares MSCI Japan ETF	2,452,422	2.0
35,770		iShares Russell 2000 ETF	6,058,007	4.9
22,041		Schwab U.S. TIPS ETF	1,229,888	1.0

		Total Exchange-Traded Funds (Cost $12,454,055)	12,268,146	10.0

MUTUAL FUNDS: 89.8%
		Affiliated Investment Companies: 89.8%
1,394,760		Voya Intermediate Bond Fund — Class R6	12,476,548	10.2
476,240		Voya Large Cap Value Portfolio — Class R6	6,105,398	5.0
385,127	(1)	Voya MidCap Opportunities Portfolio — Class R6	4,867,999	4.0
545,454		Voya Multi-Manager Emerging Markets Equity Fund — Class I	4,870,901	4.0
991,050		Voya Multi-Manager International Equity Fund — Class I	8,513,120	6.9
749,952		Voya Multi-Manager International Factors Fund — Class I	6,082,111	4.9
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
549,344	Voya Multi-Manager Mid Cap Value Fund — Class I	$4,867,191	4.0
2,939,065	Voya U.S. Stock Index Portfolio — Class I	51,374,861	41.8
478,147	VY® BrandywineGLOBAL — Bond Portfolio — Class I	5,010,976	4.1
81,374	VY® T. Rowe Price Growth Equity Portfolio — Class I	6,076,195	4.9

	Total Mutual Funds (Cost $110,855,064)	110,245,300	89.8
	Total Investments in Securities (Cost $123,309,119)	$122,513,446	99.8
	Assets in Excess of Other Liabilities	230,331	0.2
	Net Assets	$122,743,777	100.0

(1)	Non-income producing security.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,268,146	$—	$—	$12,268,146
Mutual Funds	110,245,300	—	—	110,245,300
Total Investments, at fair value	$122,513,446	$—	$—	$122,513,446
Other Financial Instruments+
Futures	12,554	—	—	12,554
Total Assets	$122,526,000	$—	$—	$122,526,000
Liabilities Table
Other Financial Instruments+
Futures	$(41,710)	$—	$—	$(41,710)
Total Liabilities	$(41,710)	$—	$—	$(41,710)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class R6	$9,427,935	$44,808	$(8,826,732)	$(646,011)	$—	$38,298	$397,592	$—
Voya Intermediate Bond Fund — Class R6	15,551,266	5,265,997	(6,739,997)	(1,573,654)	12,476,548	193,576	(613,995)	—
Voya Large Cap Value Portfolio — Class R6	6,315,839	1,475,012	(1,106,309)	(579,144)	6,105,398	—	(18,937)	—
Voya MidCap Opportunities Portfolio — Class R6	5,926,825	1,276,752	(476,543)	(1,859,035)	4,867,999	—	(64,005)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	4,489,856	2,011,335	(449,501)	(1,180,789)	4,870,901	—	(145,265)	—
Voya Multi-Manager International Equity Fund — Class I	13,732,988	764,514	(3,289,964)	(2,694,418)	8,513,120	—	(508,809)	—
Voya Multi-Manager International Factors Fund — Class I	4,658,212	2,817,541	(344,405)	(1,049,237)	6,082,111	—	(27,926)	—
Voya Multi-Manager Mid Cap Value Fund — Class I	6,453,501	245,729	(812,781)	(1,019,258)	4,867,191	—	(32,520)	—
Voya U.S. Stock Index Portfolio — Class I	70,896,040	2,741,949	(9,343,856)	(12,919,272)	51,374,861	—	(595,730)	—
VY® BrandywineGLOBAL — Bond Portfolio — Class I	—	5,664,132	(435,979)	(217,177)	5,010,976	—	(21,937)	—
VY® T. Rowe Price Growth Equity Portfolio — Class I	9,233,296	2,169,820	(2,539,365)	(2,787,556)	6,076,195	—	(631,263)	—
	$146,685,758	$24,477,589	$(34,365,432)	$(26,525,551)	$110,245,300	$231,874	$(2,262,795)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2022, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	10	09/19/22	$2,419,875	$(13,596)
U.S. Treasury 2-Year Note	9	09/30/22	1,890,141	7,934
			$4,310,016	$(5,662)
Short Contracts:
MSCI EAFE Index	(13)	09/16/22	(1,206,790)	(10,295)
MSCI Emerging Markets Index	(24)	09/16/22	(1,203,240)	4,620
S&P 500® E-Mini	(10)	09/16/22	(1,894,750)	(17,819)
			$(4,304,780)	$(23,494)

See Accompanying Notes to Financial Statements

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2022 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$4,620
Interest rate contracts	Variation margin receivable on futures contracts*	7,934
Total Asset Derivatives		$12,554
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$28,114
Interest rate contracts	Variation margin payable on futures contracts*	13,596
Total Liability Derivatives		$41,710

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$367,926
Interest rate contracts	(23,467)
Total	$344,459

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(23,494)
Interest rate contracts	(5,662)
Total	$(29,156)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $124,978,496.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$8,540,360
Gross Unrealized Depreciation	(11,034,566)
Net Unrealized Depreciation	$(2,494,206)

See Accompanying Notes to Financial Statements

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-SAIS (0622-081522)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Strategic Allocation Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 1, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 1, 2022